Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of customers concentration of risk
Country:	December 31, 2020		December 31, 2019
Singapore	$244,646	37%	$644,407	44%
China (Hongkong)	271,212	41%	536,864	37%
China (Mainland)	148,747	22%	281,319	19%
Total cash and cash equivalents	$664,605	100%	$1,462,590	100%

Schedule of customers concentration of risk
	For the Years Ended December 31,
Customers	2020	2019
A	100%	75%
B	-	17%